--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             [LOGO] EXCELSIOR FUNDS



                                  Money Market
                                   Portfolios


                                 ANNUAL REPORT

                                 March 31, 2002

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Money Fund...............................................................    8
 Government Money Fund....................................................    9
 Treasury Money Fund......................................................   10
 Tax-Exempt Money Fund....................................................   11
 New York Tax-Exempt Money Fund...........................................   16
NOTES TO FINANCIAL STATEMENTS.............................................   19
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS.........................   26
DIRECTORS/TRUSTEES AND OFFICERS OF THE EXCELSIOR FUNDS COMPLEX............   27
VOTING RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS .......................   31
FEDERAL TAX INFORMATION...................................................   32

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

For each of us, our nation, our markets and the world economy the last year proved to be, perhaps, one of the most challenging in several decades.

Prior to the tragic events of September 11, modest market gains during the first fiscal quarter were already eroding, despite two rate cuts by the Federal Reserve. This was due to a seemingly faltering economy and concerns about corporate profits. When the markets re-opened, all the major domestic and international equity market indices fell precipitously, before eventually stabilizing. Our nation, and the financial markets, demonstrated remarkable resilience during the ensuing months. The Federal Reserve cut rates to historically low levels, providing a lift to the fixed-income markets. Consumer confidence remained remarkably steady and the equity markets bounced back, despite the instigation of military action in Afghanistan and revelations of questionable accounting practices at Enron and other major corporations. The latter issue dampened investor confidence in corporate earnings reports as the March 2002 fiscal quarter closed on a flat note.

While the prospects for the U.S. economy seem to be brightening, the world we live in has changed dramatically. As we adapt to the uncertainties of this new environment, we must also re-think our financial needs and objectives. Now, perhaps more than ever, diversification will play a critical role in achieving your investment goals.

As always, we appreciate your confidence in selecting Excelsior to fulfill your investment needs. We remain committed to providing you with first-class investment products and are confident that the broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you meet your financial objectives.

                                          Sincerely,

                                          /s/ Stephen C. Hassenfelt

                                          Stephen C. Hassenfelt
                                          President

Excelsior Funds
Statements of Assets and Liabilities
March 31, 2002

                                                                                         New York
                                             Government     Treasury     Tax-Exempt     Tax-Exempt
                                Money          Money         Money         Money          Money
                                 Fund           Fund          Fund          Fund           Fund
                            --------------  ------------  ------------ --------------  ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $2,118,425,486  $802,084,604  $597,981,726 $2,547,239,965  $699,851,455
                            ==============  ============  ============ ==============  ============
   Investments, at value
    (Note 1)..............  $2,118,425,486  $802,084,604  $597,981,726 $2,547,239,965  $699,851,455
   Cash...................         538,601           --         55,847        231,990           --
   Interest receivable....       1,032,351        41,437        24,968      6,839,983     2,014,478
   Receivable for shares
    sold..................      34,082,842     8,888,767    14,015,062     30,465,733     3,225,507
                            --------------  ------------  ------------ --------------  ------------
   Total Assets...........   2,154,079,280   811,014,808   612,077,603  2,584,777,671   705,091,440

  LIABILITIES:
   Payable for dividends
    declared..............       2,533,647       934,263       456,720      1,843,288       430,274
   Payable for investments
    purchased.............             --            --            --      13,500,000           --
   Payable for shares
    redeemed..............      37,659,658    13,640,275     7,057,458     45,628,834     7,838,563
   Investment advisory
    fees payable
    (Note 2)..............          31,891       170,489       141,244        560,470       569,537
   Administration fees
    payable
    (Note 2)..............         124,867       226,718        74,388        319,188        78,421
   Administrative
    servicing fees payable
    (Note 2)..............       1,551,665           --            --             --            --
   Directors' fees payable
    (Note 2)..............             246            17            10            613           110
   Due to custodian bank..             --        660,001           --             --          6,131
   Accrued expenses and
    other payables........         212,012        96,236        66,471        470,550        75,619
                            --------------  ------------  ------------ --------------  ------------
   Total Liabilities......      42,113,986    15,727,999     7,796,291     62,322,943     8,998,655
                            --------------  ------------  ------------ --------------  ------------
  NET ASSETS..............  $2,111,965,294  $795,286,809  $604,281,312 $2,522,454,728  $696,092,785
                            ==============  ============  ============ ==============  ============
   NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $     (245,890) $   (306,472) $     29,332 $      (81,562) $    (77,094)
   Accumulated net
    realized gain (loss)
    on investments........         (28,048)      (42,476)        2,585          9,476       (14,839)
   Par value (Note 4).....       2,112,435       795,691       604,260      2,522,777       696,186
   Paid-in-capital in
    excess of par value...   2,110,126,797   794,840,066   603,645,135  2,520,004,037   695,488,532
                            --------------  ------------  ------------ --------------  ------------
  Total Net Assets........  $2,111,965,294  $795,286,809  $604,281,312 $2,522,454,728  $696,092,785
                            ==============  ============  ============ ==============  ============
  Net Assets:
   Shares.................  $1,802,136,366  $795,286,809  $604,281,312 $2,522,454,728  $696,092,785
   Institutional Shares...     309,828,928           --            --             --            --
  Shares of Common Stock
   Outstanding (Note 4):
   Shares.................   1,802,541,746   795,690,571   604,259,529  2,522,776,729   696,185,665
   Institutional Shares...     309,893,382           --            --             --            --
  NET ASSET VALUE PER
   SHARE:
   Shares.................  $         1.00  $       1.00  $       1.00 $         1.00  $       1.00
                            ==============  ============  ============ ==============  ============
   Institutional Shares...  $         1.00           --            --             --            --
                            ==============  ============  ============ ==============  ============

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Year Ended March 31, 2002

                                                                                 New York
                                         Government    Treasury    Tax-Exempt   Tax-Exempt
                               Money        Money        Money        Money        Money
                               Fund         Fund         Fund         Fund         Fund
                            -----------  -----------  -----------  -----------  -----------
  INVESTMENT INCOME:
   Interest income........  $67,209,906  $35,842,517  $17,529,717  $56,784,418  $14,877,221
                            -----------  -----------  -----------  -----------  -----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    5,287,731    2,847,280    1,818,214    6,210,526    3,321,294
   Administrative
    servicing fees--
    Institutional Shares
    (Note 2)..............      298,481      382,403      181,730    2,587,879       28,059
   Administrative
    servicing fees--Shares
    (Note 2)..............    5,168,162          --           --           --           --
   Administration fees
    (Note 2)..............    3,214,956    1,731,155      921,230    3,776,019    1,009,678
   Custodian fees.........      350,177      195,043      109,900      697,504      141,676
   Legal and audit fees...      125,052      110,981       72,319      286,152       66,800
   Shareholder servicing
    agent fees............      206,850      132,641       78,319      297,460       70,193
   Shareholder reports....       32,273       42,281       22,463       68,083       12,544
   Directors' fees and
    expenses (Note 2).....       65,294       24,427       10,789      106,973       20,787
   Registration and filing
    fees..................       46,424       63,709       37,529       96,493       22,148
   Miscellaneous expenses.      136,084       83,475       21,509      146,524       23,216
                            -----------  -----------  -----------  -----------  -----------
   Total Expenses.........   14,931,484    5,613,395    3,274,002   14,273,613    4,716,395
   Fees waived and
    reimbursed by:
   Investment advisor
    (Note 2)..............   (5,542,318)    (361,359)    (181,730)  (2,587,878)  (1,301,481)
   Administrators (Note
    2)....................     (687,066)    (352,222)    (199,678)    (810,861)    (217,087)
                            -----------  -----------  -----------  -----------  -----------
   Net Expenses...........    8,702,100    4,899,814    2,892,594   10,874,874    3,197,827
                            -----------  -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME...   58,507,806   30,942,703   14,637,123   45,909,544   11,679,394
                            -----------  -----------  -----------  -----------  -----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain
    (loss) on security
    transactions..........      (11,454)      35,114        2,584      397,200       (2,730)
                            -----------  -----------  -----------  -----------  -----------
  Net increase in net
   assets resulting from
   operations.............  $58,496,352  $30,977,817  $14,639,707  $46,306,744  $11,676,664
                            ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets

                                                                                            New York
                                              Government      Treasury      Tax-Exempt     Tax-Exempt
                                Money           Money          Money          Money          Money
                                 Fund            Fund           Fund           Fund           Fund
                            --------------  --------------  ------------  --------------  ------------
  Year Ended March 31,
   2002
  Net investment income...  $   58,507,806  $   30,942,703  $ 14,637,123  $   45,909,544  $ 11,679,394
  Net realized gain (loss)
   on investments.........         (11,454)         35,114         2,584         397,200        (2,730)
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............      58,496,352      30,977,817    14,639,707      46,306,744    11,676,664
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (50,148,834)    (31,248,835)  (14,632,204)    (45,993,092)  (11,756,488)
   Institutional Shares...      (8,607,316)            --            --              --            --
   From net realized gain
    on investments .......             --              --            --         (279,359)          --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...     (58,756,150)    (31,248,835)  (14,632,204)    (46,272,451)  (11,756,488)
                            --------------  --------------  ------------  --------------  ------------
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4):
   Shares.................     (88,710,220)   (677,001,969)  (11,651,993)    (94,908,701)   13,727,618
   Institutional Shares...      27,234,357             --            --              --            --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........     (61,475,863)   (677,001,969)  (11,651,993)    (94,908,701)   13,727,618
                            --------------  --------------  ------------  --------------  ------------
  Net increase (decrease)
   in net assets..........     (61,735,661)   (677,272,987)  (11,644,490)    (94,874,408)   13,647,794
  NET ASSETS:
   Beginning of year......   2,173,700,955   1,472,559,796   615,925,802   2,617,329,136   682,444,991
                            --------------  --------------  ------------  --------------  ------------
   End of year (1)........  $2,111,965,294  $  795,286,809  $604,281,312  $2,522,454,728  $696,092,785
                            ==============  ==============  ============  ==============  ============
 -------------
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income..  $     (245,890) $     (306,472) $     29,332  $      (81,562) $    (77,094)
                            ==============  ==============  ============  ==============  ============
  Year Ended March 31,
   2001
  Net investment income...  $  109,946,278  $   63,000,557  $ 27,617,753  $   79,371,396  $ 18,089,913
  Net realized gain (loss)
   on investments.........           2,730           2,903        45,244         (15,612)        5,783
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     109,949,008      63,003,460    27,662,997      79,355,784    18,095,696
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (91,683,321)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
   Institutional Shares...     (18,260,865)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...    (109,944,186)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
                            --------------  --------------  ------------  --------------  ------------
  Increase in net assets
   from fund share
   transactions (Note 4):
   Shares.................     423,856,276     699,866,885    90,509,329     566,236,394   261,046,105
   Institutional Shares...       9,660,199        --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........     433,516,475     699,866,885    90,509,329     566,236,394   261,046,105
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets.................     433,521,297     699,869,523    90,531,882     566,220,895   261,051,888
  NET ASSETS:
   Beginning of year......   1,740,179,658     772,690,273   525,393,920   2,051,108,241   421,393,103
                            --------------  --------------  ------------  --------------  ------------
   End of year (2)........  $2,173,700,955  $1,472,559,796  $615,925,802  $2,617,329,136  $682,444,991
                            ==============  ==============  ============  ==============  ============
 -------------
   (2) Including
     undistributed
     (distributions in
     excess of) net
     investment income....  $        2,454  $         (340) $      3,509  $        1,986  $  --
                            ==============  ==============  ============  ==============  ============

                       See Notes to Financial Statements

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Excelsior Funds
Financial Highlights-Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                           Net Asset                             Total    Dividends     Dividends    Distributions
                            Value,      Net      Net Realized     From     From Net    in Excess of    From Net
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment Realized Gain
                           of Period   Income   on Investments Operations   Income        Income     on Investment
                           --------- ---------- -------------- ---------- ----------  -------------- -------------
  MONEY FUND
   Shares -- (5/3/85*)
   Year Ended March 31,
   1998...................   $1.00    $0.05139          --      $0.05139  $(0.05139)          --             --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          --             --
   2000...................    1.00     0.05005          --       0.05005   (0.05005)          --             --
   2001...................    1.00     0.05804          --       0.05804   (0.05804)          --             --
   2002...................    1.00     0.02741    $ 0.00010      0.02751   (0.02751)          --             --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1998...................   $1.00    $0.05082          --      $0.05082  $(0.05082)          --             --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          --             --
   2000...................    1.00     0.05004          --       0.05004   (0.05004)          --             --
   2001...................    1.00     0.05752          --       0.05752   (0.05752)          --             --
   2002...................    1.00     0.02585    $ 0.00038      0.02623   (0.02623)          --             --
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1998...................   $1.00    $0.04853          --      $0.04853  $(0.04853)          --             --
   1999...................    1.00     0.04543    $ 0.00002      0.04545   (0.04545)          --             --
   2000...................    1.00     0.04560          --       0.04560   (0.04560)          --             --
   2001...................    1.00     0.05339          --       0.05339   (0.05339)          --             --
   2002...................    1.00     0.02451     (0.00002)     0.02449   (0.02449)          --             --
  TAX-EXEMPT MONEY FUND --
    (5/24/85*) Year Ended March 31,
   1998...................   $1.00    $0.03216          --      $0.03216  $(0.03216)          --             --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)           --
   2000...................    1.00     0.02946    $(0.00001)     0.02945   (0.02945)          --             --
   2001...................    1.00     0.03580          --       0.03580   (0.03580)          --             --
   2002...................    1.00     0.01862      0.00013      0.01875   (0.01865)          --       $(0.00010)
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
    1999..................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --             --
   Year Ended March 31,
   2000...................    1.00     0.02809          --       0.02809   (0.02809)          --             --
   2001...................    1.00     0.03431          --       0.03431   (0.03431)          --             --
   2002...................    1.00     0.01758    $ 0.00011      0.01769   (0.01769)          --             --

 * Commencement of Operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Not Annualized
(3) Annualized
                       See Notes to Financial Statements

                                                  Ratio of     Ratio of     Ratio of
                                         Net        Net          Gross        Net
                  Net Asset            Assets,   Operating     Operating   Investment
                   Value,                End      Expenses     Expenses      Income      Fee
       Total       End of   Total     of Period  to Average   to Average   to Average  Waivers
   Distributions   Period   Return     (000's)   Net Assets  Net Assets(1) Net Assets  (Note 2)
   -------------  --------- ------    ---------- ----------  ------------- ----------  --------



    $(0.05139)      $1.00   5.26%     $  658,872   0.48%         0.52%       5.14%     $0.00046
     (0.04901)       1.00   5.01%        973,668   0.48%         0.52%       4.85%      0.00049
     (0.05005)       1.00   5.08%      1,467,183   0.47%         0.58%       5.05%      0.00104
     (0.05804)       1.00   5.96%      1,891,042   0.47%         0.71%       5.84%      0.00238
     (0.02751)       1.00   2.79%      1,802,136   0.44%         0.74%       2.76%      0.00295


    $(0.05082)      $1.00   5.20%     $  600,117   0.47%         0.50%       5.09%     $0.00030
     (0.04838)       1.00   4.95%        641,831   0.47%         0.50%       4.85%      0.00029
     (0.05004)       1.00   5.08%        772,690   0.47%         0.50%       5.01%      0.00035
     (0.05752)       1.00   5.91%      1,427,560   0.46%         0.48%       5.76%      0.00029
     (0.02623)       1.00   2.65%        795,287   0.43%         0.49%       2.72%      0.00063


    $(0.04853)      $1.00   4.96%     $  469,640   0.52%         0.54%       4.86%     $0.00021
     (0.04545)       1.00   4.64%        499,217   0.52%         0.55%       4.55%      0.00029
     (0.04560)       1.00   4.62%        525,394   0.51%         0.53%       4.58%      0.00021
     (0.05339)       1.00   5.47%        615,926   0.50%         0.55%       5.35%      0.00046
     (0.02449)       1.00   2.48%        604,281   0.48%         0.54%       2.42%      0.00062


    $(0.03216)      $1.00   3.26%     $1,396,531   0.47%         0.53%       3.21%     $0.00053
     (0.02911)       1.00   2.95%      1,503,069   0.46%         0.52%       2.91%      0.00059
     (0.02945)       1.00   2.96%      2,051,108   0.46%         0.52%       2.97%      0.00066
     (0.03580)       1.00   3.64%      2,617,329   0.45%         0.53%       3.59%      0.00075
     (0.01875)       1.00   1.89%      2,522,455   0.44%         0.58%       1.85%      0.00136



    $(0.01711)      $1.00   1.72%(2)  $  305,719   0.47%(3)      0.79%(3)    2.24%(3)  $0.00219
     (0.02809)       1.00   2.82%        421,393   0.54%         0.71%       2.84%      0.00174
     (0.03431)       1.00   3.49%        682,445   0.51%         0.72%       3.43%      0.00214
     (0.01769)       1.00   1.78%        696,093   0.48%         0.71%       1.76%      0.00228

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2002
Money Fund




  Principal                                                            Value
    Amount                                                    Rate    (Note 1)
 ------------                                                 ----  ------------
 CERTIFICATE OF DEPOSIT -- 4.74%
 $100,000,000 Bank National of Paris,
               04/08/02 (Cost $100,000,000) ................  1.79% $100,000,000
                                                                    ------------
 COMMERCIAL PAPER -- 37.38%
  100,000,000 American Express, 04/10/02....................  1.81    99,954,750
  100,000,000 Gannett Co., Inc., 04/08/02...................  1.79    99,965,195
  100,000,000 Goldman Sachs Group, Inc., 04/03/02...........  1.80    99,990,000
  100,000,000 ING Funding, 04/10/02.........................  1.80    99,955,000
  100,000,000 International Lease Finance, Co., 04/03/02....  1.85    99,989,722
  100,000,000 Morgan Stanley Dean Witter, 04/09/02..........  1.79    99,960,222
  100,000,000 Mortgage Interest Networking Trust, 05/22/02..  1.92    99,728,000
   40,000,000 Receivable Capital Corp., 04/17/02............  1.80    39,968,000
   50,000,000 Windmill Funding Corp., 04/03/02..............  1.81    49,994,972
                                                                    ------------
              TOTAL COMMERCIAL PAPER
               (Cost $789,505,861)..........................         789,505,861
                                                                    ------------
 CORPORATE BONDS -- 6.90%
   50,000,000 Banc One Corp., 08/01/02......................  6.40    50,734,856
   45,000,000 #Ford Motor Credit Corp., 05/20/02............  2.01    44,998,789
   50,000,000 #Ford Motor Credit Corp., MTN 08/01/02........  2.06    50,005,083
                                                                    ------------
              TOTAL CORPORATE BONDS
               (Cost $145,738,728)                                   145,738,728
                                                                    ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.98%
  950,000,000 Federal Home Loan Mortgage Corporation,
               04/01/02
               (Cost $950,000,000)..........................  1.75   950,000,000
                                                                    ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                      --------------
 REPURCHASE AGREEMENT -- 3.31%
 $70,000,000 +Morgan Stanley Dean Witter, Repurchase Agreement,
              1.86%, dated 3/28/02,
              due 4/1/02, to be
              repurchased at $70,014,467
              (Cost $70,000,000)...............................   $   70,000,000
                                                                  --------------

   Shares
 -----------
 OTHER SHORT-TERM INVESTMENT -- 2.99%
  63,180,897 Dreyfus Government Cash Management Fund
              (Cost $63,180,897)................................      63,180,897
                                                                  --------------

TOTAL INVESTMENTS
 (Cost $2,118,425,486*)................................. 100.30% $2,118,425,486
OTHER ASSETS & LIABILITIES (NET)........................  (0.30)     (6,460,192)
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $2,111,965,294
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities -- rate disclosed is as of March 31, 2002.
+ The repurchase agreement is fully collateralized by U.S. Government and/or Agency obligations based on market prices at the date of this portfolio of investments.
MTN -- Medium Term Note

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2002
Government Money Fund




  Principal                                                           Value
    Amount                                                   Rate    (Note 1)
 ------------                                                ----  ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.31%
 $390,000,000 Federal Home Loan Mortgage Corporation
               04/01/02....................................  1.75% $390,000,000
  400,000,000 U.S. Treasury Bills 04/11/02.................  1.77   399,803,336
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $789,803,336).........................         789,803,336
                                                                   ------------

                                                                      Value
   Shares                                                            (Note 1)
 ----------                                                        ------------
 OTHER SHORT-TERM INVESTMENT -- 1.54%
 12,281,268 Dreyfus Treasury Prime Cash Management Fund
             (Cost $12,281,268)..........................          $ 12,281,268
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $802,084,604*).................................... 100.85% $802,084,604
 OTHER ASSETS & LIABILITIES (NET).........................  (0.85)   (6,797,795)
                                                           ------  ------------
 NET ASSETS............................................... 100.00% $795,286,809
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2002
Treasury Money Fund




  Principal                                                           Value
    Amount                                                   Rate    (Note 1)
 ------------                                                ----  ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 96.73%
              United States Treasury Bills,
 $200,000,000 04/04/02.....................................  1.74% $199,971,000
  385,000,000 04/25/02.....................................  1.73   384,557,254
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $584,528,254).........................         584,528,254
                                                                   ------------

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------
 OTHER SHORT-TERM INVESTMENT -- 2.23%
 13,453,472 Dreyfus Treasury Prime Cash Management Fund
             (Cost $13,453,472)...........................          $ 13,453,472
                                                                    ------------
 TOTAL INVESTMENTS
  (Cost $597,981,726*).....................................  98.96% $597,981,726
 OTHER ASSETS & LIABILITIES (NET)..........................   1.04     6,299,586
                                                            ------  ------------
 NET ASSETS................................................ 100.00% $604,281,312
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
Tax-Exempt Money Fund




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 84.15%
 $19,500,000 Anne Arundel County, Maryland, Commercial Paper,
              1.300%, 04/03/02....................................   $19,500,000
   7,500,000 Anne Arundel County, Maryland, Commercial Paper,
              1.300%, 04/03/02....................................     7,500,000
  14,000,000 Ascension Parish, Louisiana, Shell Oil Company
              Project, Revenue Bonds, 1.500%, 05/01/26+...........    14,000,000
  10,000,000 Atlanta, Georgia, Water & Waste Authority, Revenue
              Bonds, Series B, (FSA), 1.550%, 11/01/38+...........    10,000,000
   8,977,000 Austin, Texas, Commercial Paper, 1.200%, 04/08/02....     8,977,000
  13,000,000 Burke County, Georgia, Commercial Paper,
              1.150%, 04/10/02....................................    13,000,000
   4,800,000 Carbon County, Wyoming, Pollution Control, Amoco
              Project, Revenue Bonds, 1.935%, 11/01/14+...........     4,800,000
  20,000,000 Charlotte, North Carolina, Water & Sewer System,
              Revenue Bonds, Series B, 1.450%, 07/01/27+..........    20,000,000
  11,400,000 Chicago, Illinois, Board of Education, General
              Obligation Bonds,
              Series D, (FSA),
              1.500%, 03/01/32+...................................    11,400,000
   6,500,000 Chicago, Illinois, Park District, Tax Anticipation
              Notes, Series A, 3.300%, 05/01/02...................     6,503,190
   9,000,000 City of Indianapolis, Gas Utility System, Commercial
              Paper,
              1.200%, 04/02/02....................................     9,000,000
  11,100,000 City of Jacksonville, Florida,
              Commercial Paper,
              1.250%, 05/10/02....................................    11,100,000
  20,300,000 Cleveland, Ohio, Airport System, Revenue Bonds,
              Series C, (FSA), 1.400%, 01/01/31+..................    20,300,000
   8,500,000 Connecticut State, Health & Educational Facilities
              Authority, Yale University, Revenue Bonds, Series T-
              2, 1.300%, 07/01/27+................................     8,500,000
  10,000,000 Curators of University of Missouri, Systems
              Authority, Series B,
              1.450%, 11/01/31+...................................    10,000,000
   5,000,000 Dallas, Texas, Commercial Paper, 1.350%, 07/10/02....     5,000,000
  12,466,000 Dallas, Texas, Commercial Paper, 1.250%, 05/07/02....    12,466,000
   7,510,000 Dallas, Texas, General Obligation Bonds, 1.560%,
              02/15/15+...........................................     7,510,000
  10,000,000 Dallas, Texas, Rapid Transit System, Commercial
              Paper,
              1.250%, 04/04/02....................................    10,000,000
   8,200,000 Delaware State, River & Bay Authority, Revenue Bonds,
              1.250%, 01/01/30+...................................     8,200,000

  Principal                                                              Value
   Amount                                                              (Note 1)
  ---------                                                           -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $33,240,000 Detroit, Michigan, Sewage Disposal, Revenue Bonds,
              Series A, (MBIA), 1.600%, 07/01/23+..................   $33,240,000
  40,000,000 Detroit, Michigan, Sewage Disposal, Revenue Bonds,
              Series C-1, (FSA), 1.600%, 07/01/27+.................    40,000,000
  50,000,000 Detroit, Michigan, Sewage Disposal, Revenue Bonds,
              Series C-2, (FGIC), 1.600%, 07/01/29+................    50,000,000
  19,400,000 District of Columbia, American National Red Cross,
              Commercial Paper, 1.250%, 05/09/02...................    19,400,000
  17,100,000 District of Columbia, American National Red Cross,
              Commercial Paper, 1.250%, 05/09/02...................    17,100,000
  24,000,000 District of Columbia, General Obligation Bonds, Series
              D, (FGIC), 1.450%, 06/01/29+.........................    24,000,000
  19,700,000 District of Columbia, Multimodal-JFK Center, Revenue
              Bonds, (AMBAC), 1.400%, 10/01/29+....................    19,700,000
  13,665,000 Florida State, Board of Education, General Obligation
              Bonds, Series 374, 1.560%, 06/01/22+ ................    13,665,000
  30,028,000 Gainesville, Florida, Utility Systems, Commercial
              Paper,
              1.250%, 05/15/02.....................................    30,028,000
   8,000,000 Georgia State, General Obligation Bonds, Series 213,
              1.560%, 03/01/09+....................................     8,000,000
  15,000,000 Gwinnett County, Georgia, Development Authority, Civic
              & Cultural Project, Revenue Bonds,
              1.350%, 09/01/31+....................................    15,000,000
  22,400,000 Houston, Texas, Commercial Paper,
              Series A,
              1.250%, 04/04/02.....................................    22,400,000
  10,600,000 Indiana State, Educational Facilities Authority,
              University of Notre Dame Project, Revenue Bonds,
              1.400%, 03/01/25+....................................    10,600,000
  40,000,000 Indiana State, Office Building Community, Commercial
              Paper,
              1.300%, 06/12/02.....................................    40,000,000
  22,000,000 Indiana State, Office Building Community, Revenue
              Bonds,
              1.450%, 07/01/22+....................................    22,000,000
   6,675,000 Indianapolis, Indiana, Local Public Improvment,
              Revenue Bonds, Series F, 2.400%, 07/09/02............     6,689,566
   6,100,000 Intermountain Power Agency, Utah, Revenue Bonds,
              Series F, (AMBAC), 1.500%, 07/01/15+.................     6,100,000
  11,400,000 Irving, Texas, Water & Sewer, Commercial Paper,
              Series A,
              1.150%, 04/10/02.....................................    11,400,000

                        See Note to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 2,000,000 Irving, Texas, Water & Sewer, Commercial Paper,
              Series A,
              1.150%, 04/10/02....................................   $ 2,000,000
   1,595,000 Jacksonville, Florida, Electric Authority, Revenue
              Bonds, Series 127,
              1.560%, 10/01/32+...................................     1,595,000
   5,000,000 Jacksonville, Florida, Electric Authority, Revenue
              Bonds, Series B,
              1.500%, 10/01/10+...................................     5,000,000
   8,505,000 Jacksonville, Florida, Water & Sewer System, Revenue
              Bonds, Series N-8, 1.650%, 10/01/23+................     8,505,000
  10,000,000 Jefferson County, Alabama, Water & Sewer, Revenue
              Bonds, Series A, (FGIC), 1.500%, 02/01/42+..........    10,000,000
  19,000,000 Kentucky, Tax & Revenue Anticipation Notes, Series B,
              1.259%, 06/26/02+...................................    19,000,000
  20,000,000 King County, Washington, Water & Sewage Authority,
              Commercial Paper, 1.250%, 04/03/02..................    20,000,000
  10,000,000 King County, Washington, Water & Sewage Authority,
              Commercial Paper, 1.300%, 05/06/02..................    10,000,000
  10,000,000 King County, Washington, Water & Sewage Authority,
              Commercial Paper, 1.200%, 04/05/02..................    10,000,000
  19,500,000 Larimer County, Colorado, Tax Anticipation Notes,
              3.250%, 06/28/02....................................    19,547,528
   8,900,000 Lincoln County, Wyoming, Pollution Control, Revenue
              Bonds,
              2.400%, 10/01/12+...................................     8,901,527
   7,905,000 Massachusetts Bay, Massachusetts, Transportation
              Authority, Revenue Bonds, Series 333, (MBIA),
              1.630%, 03/01/21+...................................     7,905,000
  15,000,000 Massachusetts State, Commercial Paper, 1.400%,
              04/12/02............................................    15,000,000
  10,000,000 Massachusetts State, Commercial Paper, 1.400%,
              09/06/02............................................    10,000,000
  10,000,000 Massachusetts State, Commercial Paper, 1.350%,
              09/10/02............................................    10,000,000
  16,520,000 Massachusetts State, General Obligation Bonds, Series
              240,
              1.430%, 08/01/08+...................................    16,520,000
  27,900,000 Massachusetts State, General Obligation Bonds, Series
              A,
              1.500%, 09/01/16+...................................    27,900,000
  20,000,000 Massachusetts State, Health & Educational Facilities
              Authority, Harvard University Project, Revenue
              Bonds, Series BB, 1.350%, 02/01/34+.................    20,000,000
  13,000,000 Massachusetts State, Health & Educational Facilities
              Authority, Harvard University Project, Revenue
              Bonds, Series Y, 1.250%, 07/01/35+..................    13,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $15,150,000 Massachusetts State, Water Resource Authority,
              Revenue Bonds, Series A, 1.500%, 08/01/28+..........   $15,150,000
  23,600,000 Mecklenberg County, North Carolina, General
              Obligation Bonds, Series 1996C, 1.400%, 03/01/14+...    23,600,000
  17,300,000 Mecklenburg County, North Carolina, General
              Obligation Bonds, Series 1996B, 1.400%, 03/01/15+...    17,300,000
   5,000,000 Mecklenburg County, North Carolina, General
              Obligation Bonds, Series B, 1.400%, 02/01/20+.......     5,000,000
   3,300,000 Mecklenburg County, North Carolina, Public
              Improvement Project, General Obligation Bonds,
              Series C, 1.400%, 02/01/13+.........................     3,300,000
   3,600,000 Mecklenburg County, North Carolina, Public
              Improvement Project, General Obligation Bonds,
              Series C, 1.400%, 02/01/19+.........................     3,600,000
  39,900,000 Metropolitan Government Nashville & Davidson County,
              Health & Educational Facilities Board, Revenue
              Bonds, Series A, 1.400%, 10/01/30+..................    39,900,000
  28,300,000 Michigan State, Anticipation Notes, Series C, (FSA),
              1.450%, 09/15/08+...................................    28,300,000
  44,500,000 Michigan State, Building Authority, Commercial Paper,
              1.650%, 04/17/02....................................    44,500,000
  10,000,000 Michigan State, Technological University, Revenue
              Bonds, Series A, (AMBAC), 1.500%, 10/01/18+.........    10,000,000
   8,600,000 Michigan State, Truck Line, Revenue Bonds, Series
              569, (FSA), 1.560%, 11/01/13+.......................     8,600,000
  35,000,000 New Jersey State, Tax & Revenue Anticipation Notes,
              3.000%, 06/14/02....................................    35,075,931
  24,000,000 New Jersey Transit, Commercial Paper,
              1.250%, 04/08/02....................................    24,000,000
  25,000,000 New Jersey Transit, Commercial Paper,
              1.250%, 04/09/02....................................    25,000,000
  25,000,000 New Jersey Transit, Commercial Paper,
              1.200%, 04/11/02....................................    25,000,000
  55,000,000 New York City, New York, Anticipation Notes, Series
              A,
              3.000%, 04/12/02....................................    55,016,261
   5,000,000 New York State, Power Authority, Commercial Paper,
              1.250%, 06/13/02....................................     5,000,000
  32,000,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, Series N-16,
              1.850%, 01/01/03+...................................    32,000,000

                        See Note to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $20,000,000 New York, Triborough Bridge & Tunnel Authority,
              Revenue Bonds,
              Series C, (FSA),
              1.350%, 01/01/31+...................................   $20,000,000
   3,910,000 Ohio State, Building Authority, Revenue Bonds, Series
              266,
              1.560%, 04/01/09+...................................     3,910,000
   6,495,000 Oklahoma State, Water Resource Board, Revenue Bonds,
              1.400%, 09/01/26+...................................     6,495,000
  28,085,000 Oklahoma State, Water Resource Board, Revenue Bonds,
              1.400%, 09/01/32+...................................    28,085,000
  20,000,000 Omaha, Nebraska, Commercial Paper,
              1.500%, 08/23/02....................................    20,000,000
  10,000,000 Omaha, Nebraska, Commercial Paper,
              1.200%, 04/02/02....................................    10,000,000
  10,545,000 Oregon State, General Obligation Bonds, Series 73-F,
              1.400%, 12/01/17+...................................    10,545,000
  12,800,000 Oregon State, General Obligation Bonds, Series 73-H,
              1.450%, 12/01/19+...................................    12,800,000
  14,000,000 Orlando, Florida, Commercial Paper,
              1.250%, 05/16/02....................................    14,000,000
  22,600,000 Orlando, Florida, Utility Commission Water & Sewage,
              Revenue Bonds, 1.250%, 04/10/02.....................    22,600,000
  30,800,000 Pennsylvania State University, Revenue Bonds, Series
              A,
              1.450%, 04/01/31+...................................    30,800,000
  17,000,000 Phoenix, Arizona, Commercial Paper,
              1.350%, 06/18/02....................................    17,000,000
  30,000,000 Phoenix, Arizona, Commercial Paper,
              1.300%, 06/17/02....................................    30,000,000
  40,900,000 Piedmont, South Carolina, Municipal Power Agency,
              Revenue Bonds, Series B, (MBIA),
              1.600%, 01/01/19+...................................    40,900,000
  21,000,000 Richmond, Virginia Public Utility, Revenue Bonds,
              Series A,
              1.550%, 06/30/03+...................................    21,000,000
   3,875,000 Round Rock, Texas, Independent School District,
              General Obligation Bonds, Series 578,
              1.560%, 08/01/20+...................................     3,875,000
   1,715,000 Salt Lake City, Utah, Pollution Control, Amoco
              Project, Revenue Bonds,
              2.150%, 10/01/05+...................................     1,716,847
   3,000,000 Salt River, Arizona, Agricultural Improvement
              Authority, Revenue Bonds, Series 274,
              1.560%, 01/01/11+...................................     3,000,000
  18,000,000 Salt River, Arizona, Commercial Paper,
              1.250%, 04/05/02....................................    18,000,000
  15,000,000 Salt River, Arizona, Commercial Paper,
              1.250%, 05/09/02....................................    15,000,000

  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $25,390,000 Salt River, Arizona, Commercial Paper,
              1.150%, 04/04/02....................................  $25,390,000
  25,000,000 Salt River, Arizona, Commercial Paper,
              1.150%, 04/11/02....................................   25,000,000
  14,400,000 Salt River, Arizona, Commercial Paper, Series A
              1.250%, 05/07/02....................................   14,400,000
  20,000,000 Salt River, Arizona, Commercial Paper, Series B
              1.250%, 04/03/02....................................   20,000,000
  12,000,000 San Antonio, Texas, Commercial Paper,
              1.250%, 04/02/02....................................   12,000,000
  23,000,000 San Antonio, Texas, Commercial Paper,
              1.250%, 04/04/02....................................   23,000,000
  15,000,000 San Antonio, Texas, Commercial Paper,
              1.250%, 05/07/02....................................   15,000,000
  27,000,000 San Antonio, Texas, Commercial Paper,
              1.200%, 04/08/02....................................   27,000,000
  21,200,000 San Antonio, Texas, Commercial Paper,
              1.200%, 04/09/02....................................   21,200,000
  12,383,000 South Carolina, Commercial Paper,
              1.250%, 04/01/02....................................   12,383,000
  12,200,000 South Carolina, Commercial Paper,
              1.150%, 04/11/02....................................   12,200,000
  39,000,000 St. James Parish, Louisiana, Pollution Control,
              Commercial Paper,
              1.250%, 04/05/02....................................   39,000,000
  10,000,000 Suffolk County, New York, Tax Anticipation Notes,
              Series 1, 2.000%, 08/15/02..........................   10,018,180
  14,500,000 Tacoma, Washington, Commercial Paper,
              1.350%, 04/17/02....................................   14,500,000
  37,877,000 Tennessee State, Commercial Paper,
              1.300%, 04/08/02....................................   37,877,000
  16,000,000 Tennessee State, Commercial Paper,
              1.250%, 04/11/02....................................   16,000,000
  20,000,000 Texas State, Commercial Paper,
              1.200%, 04/09/02....................................   20,000,000
   7,000,000 Texas State, Public Finance Authority, Commercial
              Paper,
              1.300%, 05/09/02....................................    7,000,000
  24,500,000 Texas State, Tax & Revenue Anticipation Notes,
              3.750%, 08/29/02....................................   24,685,283
   5,085,000 Texas State, Water Development Board, Revenue Bonds,
              Series 230,
              1.560%, 07/15/16+...................................    5,085,000
  10,000,000 University of Missouri, University Facility, Revenue
              Bonds, Series A,
              1.450%, 11/01/30+...................................   10,000,000
  25,000,000 University of Texas, Commercial Paper, Series A,
              1.250%, 04/03/02....................................   25,000,000
   5,800,000 Utah State, General Obligation Bonds, Series A,
              1.400%, 07/01/16+...................................    5,800,000

                        See Note to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
Tax-Exempt Money Fund -- (continued)




  Principal                                                          Value
   Amount                                                          (Note 1)
 -----------                                                     -------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $22,000,000 Valdez, Alaska, Marine Terminal, Exxon Pipeline
              Project, Revenue Bonds, Series C,
              1.350%, 12/01/33+................................  $  22,000,000
   5,000,000 Washington State, Public Power Supply, Revenue
              Bonds, Series VR 96B,
              1.450%, 06/01/20+................................      5,000,000
   4,420,000 Whiting, Indiana, Pollution Control, Amoco
              Project, Revenue Bonds,
              1.500%, 08/15/04+................................      4,412,353
  15,000,000 Wilmington, North Carolina, General Obligation
              Bonds,
              1.400%, 06/01/15+................................     15,000,000
  25,000,000 Wisconsin State, Revenue Notes,
              3.750%, 06/17/02.................................     25,084,432
  27,797,000 Wisconsin State, Transportation Authority,
              Commercial Paper,
              1.250%, 04/08/02.................................     27,797,000
  10,000,000 Wisconsin State, Transportation Authority,
              Commercial Paper,
              1.250%, 04/09/02.................................     10,000,000
  18,672,000 Wisconsin State, Transportation Authority,
              Commercial Paper,
              1.250%, 05/06/02.................................     18,672,000
                                                                 -------------
             TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES
              (Cost $2,122,526,098)............................  2,122,526,098
                                                                 -------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  15.92%
             ABN AMRO BANK N.V.
   9,000,000 Illinois State, Developement Finance Authority,
              Commonwealth Edison Company Project, Revenue
              Bonds, Series B,
              1.450%, 10/15/14+................................      9,000,000
             BANK OF AMERICA
  22,000,000 Des Moines, Iowa, Hospital Facilities Authority,
              Methodist Medical Center Project, Revenue Bonds,
              1.500%, 08/01/15+................................     22,000,000
  21,290,000 Washington State, Public Power, Revenue Bonds,
              Series A1-2,
              1.350%, 07/01/17+................................     21,290,000
             BANK ONE LOUISIANA
  16,400,000 Louisiana State, Offshore Terminal Authority,
              Deepwater Port Project, Series 1999,
              1.650%, 10/01/19+................................     16,400,000
  17,570,000 Louisiana State, Offshore Terminal Authority,
              Deepwater Port Project, Series A,
              1.500%, 09/01/08+................................     17,570,000

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             BANK ONE N.A.
 $ 6,850,000 Chicago, Illinois, Water Authority, Revenue Bonds,
              1.400%, 11/01/30+..................................   $ 6,850,000
   9,000,000 Illinois State, Development Financial Authority,
              Museum Contemporary Art Project, 1.550%, 02/01/29+.     9,000,000
             BAYERISCHE HYPO-UND VEREINSBANK
  33,100,000 Clark County, Nevada, Airport Improvement Project,
              Revenue Bonds, Series A, (MBIA),
              1.350%, 07/01/12+..................................    33,100,000
             BAYERISCHE LANDESBANK
  41,060,000 Georgia State, Municipal Electric Authority, Revenue
              Bonds, Sub-Series D, (MBIA),
              1.500%, 01/01/20+..................................    41,060,000
  19,600,000 Georgia State, Municipal Electric Authority, Revenue
              Bonds, Sub-Series E, (MBIA),
              1.400%, 01/01/20+..................................    19,600,000
  24,000,000 Utah, Transit Authority, Revenue Bonds, Series 2000,
              1.550%, 09/01/30+..................................    24,000,000
             BNP PARIBAS
  27,000,000 Baltimore, Maryland, Port Facilities Authority,
              Revenue Bonds,
              1.500%, 10/14/11+..................................    27,000,000
             FIRST UNION NATIONAL BANK
   5,750,000 Ohio State, Air Quality Development Authority,
              Edison Project, Revenue Bonds, Series A,
              1.400%, 02/01/14+..................................     5,750,000
  11,000,000 Virginia State, Capital Region Airport Community
              Authority, Revenue Bonds, Series B,
              1.500%, 06/01/29+..................................    11,000,000
             LANDESBANK HESSEN
  20,000,000 King County, Washington, Water & Sewage, Revenue
              Bonds, Series A,
              1.400%, 01/01/32+..................................    20,000,000
  12,250,000 Northampton County, Pennsylvania, Higher Education
              Authority, Lafayette College Project, Revenue
              Bonds, Series A,
              1.400%, 11/01/28+..................................    12,250,000
             LASALLE NATIONAL BANK
  11,400,000 Flint, Michigan, Hospital Building Authority, Hurley
              Medical Center Project, Revenue Bonds, Series B,
              1.500%, 07/01/15+..................................    11,400,000

                        See Note to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             MORGAN GUARANTY TRUST
 $ 6,900,000 Kenton County, Kentucky, Industrial Building
              Authority, Redken Labs Incorporated Project,
              Revenue Bonds,
              1.350%, 12/01/14+..................................   $  6,900,000
   6,150,000 Washington State, Public Power Supply, Revenue
              Bonds, Series A,
              1.350%, 07/01/18+..................................      6,150,000
             NORTHERN TRUST COMPANY
  14,800,000 Illinois State, Health Facilities Authority, Ingalls
              Memorial Hospital Project, Revenue Bonds, Series
              85-B,
              1.500%, 01/01/16+..................................     14,800,000
  10,000,000 Illinois State, Health Facilities Authority, Ingalls
              Memorial Hospital Project, Revenue Bonds, Series C,
              1.500%, 01/01/16+..................................     10,000,000
  14,500,000 Illinois State, Health Facilities Authority, Revenue
              Bonds, Series A,
              1.450%, 10/01/10+..................................     14,500,000
             PNC BANK N.A.
  10,000,000 Pennsylvania State, Higher Educational Facilities
              Authority, Association of Independent Colleges
              Project, Series E-3, 1.400%, 11/01/14+.............     10,000,000
             SOCIETE GENERALE
  17,000,000 Grand Rapids, Michigan, Water Supply, Revenue Bonds,
              (FGIC),
              1.500%, 01/01/20+..................................     17,000,000
             TORONTO DOMINION BANK
   8,000,000 Maricopa County, Arizona, Pollution Control, Revenue
              Bonds, Series C,
              1.500%, 05/01/29+..................................      8,000,000
             WELLS FARGO BANK N.A.
   6,900,000 Garden City, Kansas, Industrial Development
              Authority, Inland Container Project, Revenue Bonds,
              1.400%, 01/01/08+..................................      6,900,000
                                                                    ------------
             TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
               BACKED BY LETTERS OF CREDIT (Cost $401,520,000)...    401,520,000
                                                                    ------------

                                        Value
     Shares                            (Note 1)
 --------------                     --------------
 OTHER SHORT-TERM INVESTMENTS --
  0.92%
      4,193,867 Dreyfus Tax
                 Exempt Fund......  $    4,193,867
     19,000,000 Provident Tax-
                 Exempt Municipal
                 Fund.............      19,000,000
                                    --------------
                TOTAL OTHER
                 SHORT-TERM
                 INVESTMENTS
                 (Cost
                 $23,193,867).....      23,193,867
                                    --------------
 TOTAL INVESTMENTS
  (Cost $2,547,239,965*).   100.99% $2,547,239,965
 OTHER ASSETS &
  LIABILITIES (NET)......    (0.99)    (24,785,237)
                          --------  --------------
 NET ASSETS..............   100.00% $2,522,454,728
                          ========  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2002, approximately, 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2002, approximately, 10% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

                        See Note to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
New York Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 86.67%
 $ 7,000,000 Babylon, New York, General Obligation Bonds,
              (AMBAC), 1.300%, 09/01/17+.........................   $ 7,000,000
   4,650,000 Chappaqua, New York, Central School District, Bond
              Anticipation Notes, 2.250%, 09/13/02...............     4,663,283
   4,500,000 Eastchester, New York, Tax Anticipation Notes,
              2.000%, 05/28/02...................................     4,504,828
   8,100,000 Erie County, New York, Water Authority Revenue
              Bonds, Series A, (AMBAC), 1.300%, 12/01/16+........     8,100,000
     700,000 Erie County, New York, Water Authority Revenue
              Bonds, Series B, (AMBAC), 1.300%, 12/01/16+........       700,000
   3,200,000 Guam, Commercial Paper, 1.200%, 04/03/02............     3,200,000
   6,000,000 Guam, Power Authority, Commercial Paper,
              1.200%, 05/09/02...................................     6,000,000
   8,400,000 Long Island Power Authority, New York, Electrical
              Systems, Revenue Bonds Sub-Series 7-B, (MBIA),
              1.500%, 04/01/25+..................................     8,400,000
   5,000,000 Mass Transit Authority, New York, Commercial Paper,
              1.550%, 05/16/02...................................     5,000,000
  15,000,000 Mass Transit Authority, New York, Commercial Paper,
              1.250%, 06/10/02...................................    15,000,000
  15,300,000 Mass Transit Authority, New York, Commercial Paper,
              1.250%, 06/13/02...................................    15,300,000
   7,000,000 Mass Transit Authority, New York, Commercial Paper,
              1.200%, 04/09/02...................................     7,000,000
   9,300,000 Metropolitan Transportation Authority of New York,
              Commercial Paper, 1.250%, 06/12/02.................     9,300,000
   6,500,000 Nassau County, New York, Financial Authority, Bond
              Anticipation Notes, Series B-2, 2.500%, 05/02/02...     6,506,367
   7,500,000 Nassau County, New York, Financial Authority, Bond
              Anticipation Notes, Series B-2, 2.500%, 09/12/02...     7,531,252
  35,000,000 New York City, New York, Anticipation Notes,
              Series A, 3.000%, 04/12/02.........................    35,010,173
  15,000,000 New York City, New York, Commercial Paper, Series 1,
              1.150%, 04/05/02...................................    15,000,000
   3,400,000 New York City, New York, General Obligation Bonds,
              (MBIA), 1.300%, 08/01/12+..........................     3,400,000
   3,500,000 New York City, New York, General Obligation Bonds,
              Series H-2, (MBIA), 1.400%, 08/01/14+..............     3,500,000
   5,000,000 New York City, New York, General Obligation Bonds,
              Sub-Series J3, 1.400%, 02/15/16+...................     5,000,000
   9,300,000 New York City, New York, Multi-Family Housing
              Development Corporation Authority, Parkgate
              Development Project, Series A, (FNMA),
              1.300%, 10/15/28+..................................     9,300,000

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $10,000,000 New York City, New York, Municipal Water Financing
              Authority, Commercial Paper, 1.150%, 04/25/02......   $10,000,000
   3,300,000 New York City, New York, Transitional Finance
              Authority, Revenue Bonds, (AMBAC),
              1.430%, 07/01/31+..................................     3,300,000
   6,060,000 New York City, New York, Transitional Finance
              Authority, Revenue Bonds, (MBIA),
              1.430%, 05/01/15+..................................     6,060,000
   6,225,000 New York City, New York, Transitional Finance
              Authority, Revenue Bonds, Series 319,
              1.430%, 11/01/17+..................................     6,225,000
  21,000,000 New York City, New York, Transitional Finance
              Authority, Revenue Bonds, Sub-Series B-3,
              1.400%, 11/01/28+..................................    21,000,000
  10,000,000 New York City, New York, Water Authority, Commercial
              Paper, 1.150%, 04/25/02............................    10,000,000
   7,500,000 New York State, Commercial Paper, 1.350%, 04/04/02..     7,500,000
   5,000,000 New York State, Commercial Paper, 1.350%, 04/10/02..     5,000,000
   5,000,000 New York State, Dormitory Authority, Revenue Bonds,
              Series 305, (MBIA), 1.430%, 05/15/15+..............     5,000,000
  16,325,000 New York State, Dormitory Authority, Columbia
              University, Commercial Paper, 1.150%, 04/08/02.....    16,325,000
   1,090,000 New York State, Dormitory Authority, Cornell
              University Project, Revenue Bonds, Series B,
              1.350%, 07/01/30+..................................     1,090,000
  14,000,000 New York State, Dormitory Authority, Cornell
              University, Commercial Paper, 1.250%, 08/07/02.....    14,000,000
   8,000,000 New York State, Dormitory Authority, Cornell
              University, Revenue Bonds, Series A,
              1.350%, 07/01/29+..................................     8,000,000
   2,900,000 New York State, Dormitory Authority, Cornell
              University, Revenue Bonds, Series B,
              1.450%, 07/01/25+..................................     2,900,000
   2,000,000 New York State, Dormitory Authority, Marist College,
              Revenue Bonds, (MBIA), 1.600%, 09/13/02............     2,000,000
   2,000,000 New York State, Dormitory Authority, Mount Sinai
              Medical Center, Commercial Paper, 1.200%, 04/04/02.     1,999,983
  11,000,000 New York State, Dormitory Authority, Mount Sinai
              Medical Center, Commercial Paper, 1.100%, 04/05/02.    11,000,000
  11,500,000 New York State, Dormitory Authority, Mount Sinai
              School of Medicine, Commercial Paper, 1.200%,
              04/02/02...........................................    11,500,000
  18,000,000 New York State, Dormitory Authority, Public Library
              Project, Revenue Bonds, Series A, (MBIA), 1.500%,
              07/01/28+..........................................    18,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $10,400,000 New York State, Energy Research & Development
              Authority, Orange & Rockland Project, Revenue Bonds,
              Series A, (AMBAC),
              1.300%, 08/01/15+...................................   $10,400,000
  10,700,000 New York State, Energy Research & Development
              Authority, Orange & Rockland Project, Revenue Bonds,
              Series A, (FGIC), 1.300%, 10/01/14+.................    10,700,000
   6,900,000 New York State, Energy Research & Development
              Authority, Rochester Gas & Electric Corp., Revenue
              Bonds, Series A, (MBIA), 1.350%, 08/01/32+..........     6,900,000
   3,900,000 New York State, Energy Research & Development
              Authority, Rochester Gas & Electric Corp., Revenue
              Bonds, Series C, (MBIA), 1.300%, 08/01/32+..........     3,900,000
  14,600,000 New York State, Environmental Authority, Commercial
              Paper 1.200%, 04/05/02..............................    14,600,000
   1,460,000 New York State, Highway & Bridge Trust, Revenue
              Bonds, (FGIC), 1.430%, 04/01/16+....................     1,460,000
  15,000,000 New York State, New York, Commercial Paper, 1.200%,
              05/07/02............................................    15,000,000
   3,305,000 New York State, New York, Power Authority, Revenue
              Bonds, 3.500%, 11/15/02.............................     3,332,352
  17,500,000 New York State, New York, Thruway Authority,
              Commercial Paper, 1.150%, 04/04/02..................    17,500,000
   3,500,000 New York State, New York, Thurway Authority,
              Commercial Paper, 1.150%, 04/08/02..................     3,500,000
   5,000,000 New York State, Power Authority, Commercial Paper,
              1.250%, 06/13/02....................................     5,000,000
   5,800,000 New York State, Power Authority, Revenue Bonds,
              Series 3, 1.500%, 11/15/11+.........................     5,800,000
  27,000,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, 1.400%, 01/01/03+....................    27,000,000
  24,000,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, 1.400%, 01/01/03+....................    24,000,000
  11,300,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, Series B, (AMBAC),
              1.450%, 01/01/32+...................................    11,300,000
   9,330,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, Series D, (FSA), 1.300%, 01/01/31+...     9,330,000
  12,900,000 New York State, Triborough Bridge & Tunnel Authority,
              Revenue Bonds, Series N-16, 1.850%, 01/01/03+.......    12,900,000
  12,800,000 Niagara Falls, New York, Bridge Community Toll
              Authority, Series A, (FGIC), 1.300%, 10/01/19+......    12,800,000

  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 5,890,000 Port Authority New York & New Jersey, Commercial
              Paper, Series B, 1.150%, 04/08/02..................   $  5,890,000
   5,150,000 Port Authority New York & New Jersey, Commercial
              Paper, Series B, 1.150%, 04/08/02..................      5,150,000
   6,565,000 Port Authority New York & New Jersey, Commercial
              Paper, Series B, 1.150%, 04/08/02..................      6,565,000
   4,000,000 Sayville, New York, Union Free School District, Bond
              Anticipation Notes, 2.750%, 04/19/02...............      4,001,326
  12,700,000 Suffolk County, New York, Bond Anticipation Notes,
              1.400%, 11/01/02+..................................     12,700,000
  13,200,000 Suffolk County, New York, Bond Anticipation Notes,
              1.400%, 05/01/05+..................................     13,200,000
  20,000,000 Suffolk County, New York, Tax Anticipation Notes,
              Series 1, 2.750%, 08/15/02.........................     20,093,215
                                                                    ------------
             TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES
              (Cost $603,337,779)................................    603,337,779
                                                                    ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 13.23%
             BANK OF NOVA SCOTIA
  21,400,000 New York State, Local Government Assistance Corp.,
              Revenue Bonds, Series G, 1.300%, 04/01/25+.........     21,400,000
             BAYERISCHE VEREINSBANK
   6,100,000 Long Island Power Authority, New York, Electrical
              Systems Revenue Bonds, Series 1A, 1.400%,
              05/01/33+..........................................      6,100,000
             CHASE MANHATTAN BANK
   5,000,000 New York City, New York, Trust for Cultural
              Preservation, Asia Society Project, Revenue Bonds,
              1.350%, 04/01/30+..................................      5,000,000
             COMMERZBANK A.G.
   2,000,000 New York City, New York, General Obligation Bonds,
              Sub-Series J, 1.450%, 02/15/16+....................      2,000,000
             DEXIA CREDIT LOCAL DE FRANCE
   4,600,000 Yonkers, New York, Industrial Development Agency,
              Civic Facility Revenue Bonds, Consumers Union
              Facility, 1.350%, 07/01/19+........................      4,600,000
             LANDESBANK HESSEN
   8,500,000 New York State, Housing Financal Authority, Revenue
              Bonds, Series A, 1.400%, 03/15/31+.................      8,500,000
             MANUFACTURERS & TRADERS
   8,800,000 New York City, Industrial Development Agency, Civic
              Facility Revenue Bonds, Jewish Community Center
              Project, 1.550%, 03/01/30+.........................      8,800,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2002
New York Tax-Exempt Money Fund -- (continued)




  Principal                                 Value
   Amount                                  (Note 1)
 -----------                             ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- (continued)
             SOCIETE GENERALE
 $ 3,700,000 New York State, Local
              Government Assistance
              Corp., Revenue Bonds,
              Series E,
              1.350%, 04/01/25+.......   $  3,700,000
             TORONTO DOMINION BANK
   5,000,000 Jay Street Development
              Corp., Revenue Bonds,
              Series A-3,
              1.350%, 05/01/21+.......      5,000,000
             WESTDEUTSCHE LANDESBANK
  27,000,000 New York State, Local
              Government Assistance
              Corp., Revenue Bonds,
              Series E,
              1.400%, 04/01/23+.......     27,000,000
                                         ------------
             TOTAL TAX-EXEMPT CASH
              EQUIVALENT SECURITIES --
              BACKED BY LETTERS OF
              CREDIT
              (Cost $92,100,000)........   92,100,000
                                         ------------

                                                  Value
  Shares                                         (Note 1)
 ---------                                     ------------
 OTHER SHORT-TERM INVESTMENT -- 0.63%
 4,413,676 Provident Institutional
           New York Money Market Fund
           (Cost $4,413,676).................. $  4,413,676
                                               ------------

 TOTAL INVESTMENTS
 (Cost $699,851,455*).........................100.53% $699,851,455
 OTHER ASSETS & LIABILITIES (NET)............. (0.53)   (3,758,670)
                                              ------  ------------
 NET ASSETS.................................  100.00% $696,092,785
                                              ======  ============

*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2002, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2002, approximately, 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

                                EXCELSIOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements.

  The Money Fund and the Government Money Fund offer two classes of shares:
Shares and Institutional Shares. At March 31, 2002, Government Money Fund has not issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

  (e) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Agent and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows:
0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FSC served as the Funds administrators pursuant to administration agreements substantially similar to those currently in effect for the Funds. Effective June 4, 2001, and until further notice to the Funds, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the year ended March 31, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

     Money Fund...................................................... $1,563,628
     Government Money Fund...........................................    800,641
     Treasury Money Fund.............................................    436,072
     Tax-Exempt Money Fund...........................................  1,781,170
     New York Tax-Exempt Money Fund..................................    476,462

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the year ended March 31, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Money Fund -- Shares................................................. 0.50%
     Government Money Fund................................................ 0.50%
     Treasury Money Fund.................................................. 0.55%
     Tax-Exempt Money Fund................................................ 0.50%
     New York Tax-Exempt Money Fund....................................... 0.60%

  With regard to the Institutional Shares of Money Fund, for the year ended March 31, 2002, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

  For the year ended March 31, 2002, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

     Money Fund...................................................... $3,600,719
     New York Tax-Exempt Money Fund..................................  1,273,422

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $5,100,625, for the year ended March 31, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. U.S. Trust reduced its voluntary waiver with regard to multi-class Portfolios so that it receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the year ended March 31, 2002, U.S. Trust waived investment advisory and administration fees in amounts equal to the administration servicing fees for the Portfolios as follows:

     Money Fund..................................................... $1,941,599
     Government Money Fund..........................................    361,359
     Treasury Money Fund............................................    181,730
     Tax-Exempt Money Fund..........................................  2,587,878
     New York Tax-Exempt Money Fund.................................     28,059

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Effective September 24, 2001, the Portfolios entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS provides shareholder servicing agency services to the Portfolios. Prior to September 24, 2001, J.P. Morgan Investor Services Co. acted as shareholder servicing agent to the Portfolios.

  Effective September 5, 2001, each Independent Director of the Funds receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. Prior to September 5, 2001, each Independent Director of the Funds received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Federal Taxes

  It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

  The tax character of dividends and distributions paid during the years ended March 31, 2001 and March 31, 2002 were as follows:

                                                        Long-Term
                                 Ordinary   Tax-Exempt   Capital
                                  Income      Income      Gain       Total
                               ------------ ----------- --------- ------------
   Money Fund
     2001..................... $109,944,186         --       --   $109,944,186
     2002.....................   58,756,150         --       --     58,756,150
   Government Money Fund
     2001.....................   63,000,822         --       --     63,000,822
     2002.....................   31,248,835         --       --     31,248,835
   Treasury Money Fund
     2001.....................   27,640,444         --       --     27,640,444
     2002.....................   14,632,204         --       --     14,632,204
   Tax-Exempt Money Fund
     2001.....................          --  $79,371,283      --     79,371,283
     2002.....................        4,845  45,988,247 $279,359    46,272,451
   New York Tax-Exempt Money
    Fund
     2001.....................          --   18,089,913      --     18,089,913
     2002.....................       12,564  11,743,924      --     11,756,488

  As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                               Long-Term  Post-                    Other
                          Ordinary  Tax-Exempt  Capital  October   Capital Loss  Temporary
                           Income     Income     Gain     Losses   Carryforward Difference     Total
                         ---------- ---------- --------- --------  ------------ -----------  ---------
Money Fund.............. $2,505,427        --      --    $(12,562)   $(15,485)  $(2,751,318) $(273,938)
Government Money Fund...    720,983        --      --        (404)    (42,071)   (1,027,456)  (348,948)
Treasury Money Fund.....    674,610        --      --         --          --       (642,693)    31,917
Tax-Exempt Money Fund...        201 $1,829,419  $9,478        --          --     (1,911,184)   (72,086)
New York Tax-Exempt
 Money Fund.............        462    432,013     --         --      (14,839)     (509,569)   (91,933)

  Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year.

  For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                                       New York
                                                    Money  Government Tax-Exempt
                                                    Fund   Money Fund Money Fund
                                                   ------- ---------- ----------
Expiration Date March 31:
  2003............................................     --   $12,751        --
  2004............................................ $ 3,436    1,189        --
  2005............................................  12,049      --         --
  2006............................................     --     5,931        --
  2007............................................     --     3,297        --
  2008............................................     --    18,903    $ 7,390
  2010............................................     --       --       7,449
                                                   -------  -------    -------
Total............................................. $15,485  $42,071    $14,839
                                                   =======  =======    =======

  During the year ended March 31, 2002, the Money Fund, Government Money Fund, and Tax- Exempt Money Fund utilized capital loss carryforwards totaling $1,109, $35,519, and $92,601, respectively, to offset realized capital gains.

4. Capital Transactions:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 4 billion shares each of Money Fund and Government

Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                         Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold:
  Shares...................................... $ 5,978,992,341  $ 8,187,229,059
  Institutional Shares........................   1,985,283,879    1,853,270,144
Issued as reinvestment of dividends:
  Shares......................................       5,102,207       10,781,681
  Institutional Shares........................       1,185,780        4,063,623
Redeemed
  Shares......................................  (6,072,804,768)  (7,774,154,464)
  Institutional Shares........................  (1,959,235,302)  (1,847,673,568)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $   (61,475,863) $   433,516,475
                                               ===============  ===============
                                                    Government Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold.......................................... $ 5,301,502,102  $ 8,183,038,346
Issued as reinvestment of dividends...........       2,412,294        5,659,263
Redeemed......................................  (5,980,916,365)  (7,488,830,724)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $  (677,001,969) $   699,866,885
                                               ===============  ===============
                                                     Treasury Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold.......................................... $ 2,980,681,648  $ 3,194,878,520
Issued as reinvestment of dividends...........       5,627,347        7,449,638
Redeemed......................................  (2,997,960,988)  (3,111,818,829)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $   (11,651,993) $    90,509,329
                                               ===============  ===============

                                                    Tax-Exempt Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold.......................................... $ 7,970,804,208  $ 9,484,910,892
Issued as reinvestment of dividends...........       1,835,002        2,950,084
Redeemed......................................  (8,067,547,911)  (8,921,624,582)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $   (94,908,701) $   566,236,394
                                               ===============  ===============
                                               New York Tax-Exempt Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold.......................................... $ 1,990,186,152  $ 2,042,368,168
Issued as reinvestment of dividends...........       2,117,412        2,398,936
Redeemed......................................  (1,978,575,946)  (1,783,720,999)
                                               ---------------  ---------------
Net Increase.................................. $    13,727,618  $   261,046,105
                                               ===============  ===============


5. Line of Credit:
  The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 2002, the Portfolios had no borrowings under the agreement.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money, Government Money, Treasury Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (collectively, the "Funds") as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money, Government Money, Treasury Money, Tax-Exempt Money and New York Tax-Exempt Money Funds at March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
May 10, 2002

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)

  Information pertaining to the directors/trustees and officers of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (each a "Company" and collectively, the "Excelsior Funds Complex") is set forth below. Directors/Trustees who are not deemed to be "interested persons" of the Excelsior Funds Complex as defined in the 1940 Act are referred to as "Independent Board Members." Directors/trustees who are deemed to be "interested persons" of the Excelsior Funds Complex are referred to as "Interested Board Members." Currently, the Excelsior Funds Complex does not have any Interested Board Members.

                                                                                      Number of
                                                                                    Portfolios in
                                            Term of                                   Excelsior
                     Position(s)           Office and                               Funds Complex     Other
                      Held with            Length of                                 Overseen by  Directorships
   Name, Address,        each                 Time       Principal Occupation(s)        Board     Held by Board
       Age(1)          Company             Served(2)       During Past 5 Years        Member(3)     Member(4)
   --------------    -----------------     ---------- ----------------------------  ------------- -------------
 INDEPENDENT BOARD MEMBERS
 Frederick S. Wonham    Director/Trustee,  Since 1997 Retired; Chairman of the            33          None
  Age: 70               Chairman of                   Board (since 1997) and
                        the Board                     President, Treasurer and
                                                      Director (since 1995) of
                                                      Excelsior Fund and Excelsior
                                                      Tax-Exempt Fund; Chairman of
                                                      the Boards (since 1997),
                                                      President, Treasurer and
                                                      Trustee (since 1995) of
                                                      Excelsior Funds Trust; Vice
                                                      Chairman of U.S. Trust
                                                      Corporation and U.S. Trust
                                                      New York (from February 1990
                                                      until September 1995); and
                                                      Chairman, U.S. Trust Company
                                                      (from March 1993 to May
                                                      1997).

 Rodman L. Drake        Director/Trustee   Since 1994 Director of Excelsior Fund          33          None
  Age: 59                                             and Excelsior Tax-Exempt
                                                      Fund (since 1996); Trustee
                                                      of Excelsior Funds Trust
                                                      (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc.
                                                      (engineering firm) (since
                                                      1995); President,
                                                      Continuation Investments
                                                      Group, Inc. (since 1997);
                                                      President, Mandrake Group
                                                      (investment and consulting
                                                      firm) (1994-1997); Chairman,
                                                      MetroCashcard International
                                                      Inc. (since 1999); Director,
                                                      Hotelivision, Inc. (since
                                                      1999); Director, Alliance
                                                      Group Services, Inc. (since
                                                      1998); Director, Clean Fuels
                                                      Technology Corp. (since
                                                      1998); Director, Absolute
                                                      Quality Inc.(since 2000);
                                                      Director, Hyperion Total
                                                      Return Fund, Inc. and three
                                                      other funds for which
                                                      Hyperion Capital Management,
                                                      Inc. serves as investment
                                                      adviser (since 1991);
                                                      Director, The Latin America
                                                      Smaller Companies Fund, Inc.
                                                      (from 1993 to 1998).

                                                                                   Number of
                                                                                 Portfolios in
                                         Term of                                   Excelsior
                                        Office and                               Funds Complex     Other
                  Position(s)           Length of                                 Overseen by  Directorships
 Name, Address,  Held with each            Time       Principal Occupation(s)        Board     Held by Board
     Age(1)         Company             Served(2)       During Past 5 Years        Member(3)     Member(4)
 --------------   ----------------      ---------- ----------------------------  ------------- -------------
 Ralph E. Gomory    Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 72                               September  and Excelsior Tax-Exempt
                                           2001    Fund and Trustee of
                                                   Excelsior Funds Trust (since
                                                   September 2001); President,
                                                   Alfred P. Sloan Foundation
                                                   (since 1989); Director,
                                                   Ashland, Inc. (refining,
                                                   distribution, road
                                                   construction) (since 1989);
                                                   Director, Lexmark
                                                   International, Inc. (printer
                                                   manufacturing) (since 1991);
                                                   Director, Washington Post
                                                   Company (media) (since
                                                   1989); Director, Polariod
                                                   Company (cameras and film)
                                                   (since 1993).

 Mel Hall           Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 57                                  2000    and Excelsior Tax-Exempt
                                                   Fund (since July 2000);
                                                   Trustee of Excelsior Funds
                                                   Trust (since July 2000);
                                                   Chief Executive Officer,
                                                   Comprehensive Health
                                                   Services, Inc. (health care
                                                   management and
                                                   administration).

 Roger M. Lynch     Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 61                               September  and Excelsior Tax-Exempt
                                           2001    Fund and Trustee of
                                                   Excelsior Funds Trust (since
                                                   September 2001); Retired:
                                                   Chairman of the Board of
                                                   Trustees of Fairfield
                                                   University (since 1996);
                                                   Director, SLD Commodities,
                                                   Inc. (importer of nuts)
                                                   (since 1991); President,
                                                   Corporate Asset Funding Co.,
                                                   Inc. (asset securitization)
                                                   (from 1987 to 1999); General
                                                   Partner (from 1980 to 1986)
                                                   and Limited Partner (from
                                                   1986 to 1999), Goldman Sachs
                                                   & Co.; Chairman, Goldman
                                                   Sachs Money Markets, Inc.
                                                   (from 1982 to 1986).

 Jonathan Piel      Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 63                                  1994    and Excelsior Tax-Exempt
                                                   Fund (since 1996); Trustee
                                                   of Excelsior Funds Trust
                                                   (since 1994); Director,
                                                   Group for The South Fork,
                                                   Bridgehampton, New York
                                                   (since 1993); and Member,
                                                   Advisory Committee, Knight
                                                   Journalism Fellowships,
                                                   Massachusetts Institute of
                                                   Technology (since 1984);
                                                   Candidate for the degree of
                                                   Master of Professional
                                                   Studies, Interactive
                                                   Telecommunication Program,
                                                   Tisch School of the Arts,
                                                   New York University;
                                                   expected date of Graduation,
                                                   May 2002.

                                                                                   Number of
                                                                                 Portfolios in
                                       Term of                                     Excelsior
                                     Office and                                  Funds Complex     Other
                      Position(s)     Length of                                   Overseen by  Directorships
   Name, Address,    Held with each     Time         Principal Occupation(s)         Board     Held by Board
       Age(1)           Company       Served(2)        During Past 5 Years         Member(3)     Member(4)
   --------------    -------------- ------------- ----------------------------   ------------- -------------
 OFFICERS
 Stephen C.           President     Since         Executive Vice President,           N/A           N/A
  Hassenfelt Age:                   February 2002 U.S. Trust Corporation
  52                                              (since January 2002);
                                                  Chairman, U.S. Trust Company
                                                  of North Carolina (since
                                                  1999); Chairman and Chief
                                                  Executive Officer, NCT
                                                  Opportunities, Inc. (since
                                                  1994); Chairman and founder,
                                                  North Carolina Trust Company
                                                  (from 1984 to 1999);
                                                  Director, Guilford Mills,
                                                  Inc. (since 1989) and The
                                                  Tenner Companies (since
                                                  1993).

 Brian Schmidt        Vice          Since 2001    Senior Vice President, U.S.         N/A           N/A
  225 High Ridge      President,                  Trust Company (since 1998);
  Road Stamford, CT   Chief                       Vice President, U.S. Trust
  06905 Age: 43       Financial                   Company (from 1996-1998);
                      Officer and                 Vice President, Chief
                      Treasurer                   Financial Officer and
                                                  Treasurer, Excelsior Fund,
                                                  Excelsior Tax-Exempt Fund
                                                  and Excelsior Funds Trust
                                                  (since February 2001); Chief
                                                  Financial Officer, Excelsior
                                                  Venture Investors III, LLC
                                                  and Excelsior Venture
                                                  Partners III, LLC (since
                                                  2001); Chief Financial
                                                  Officer, Excelsior Private
                                                  Equity Fund II, Inc. (since
                                                  1997) and UST Private Equity
                                                  Fund, Inc. (since 1995).

 Frank Bruno          Vice          Since 2001    Vice President, U.S. Trust          N/A           N/A
  225 High Ridge      President                   Company (since 1994); Vice
  Road Stamford, CT   and                         President and Assistant
  06905 Age: 42       Assistant                   Treasurer, Excelsior Fund,
                      Treasurer                   Excelsior Tax-Exempt Fund
                                                  and Excelsior Funds Trust
                                                  (since February 2001);
                                                  Treasurer, Excelsior Venture
                                                  Investors III, LLC and
                                                  Excelsior Venture Partners
                                                  III, LLC (since 2001),
                                                  Excelsior Private Equity
                                                  Fund II, Inc. (since 1997)
                                                  and UST Private Equity Fund,
                                                  Inc. (since 1995).

 W. Bruce McConnel,   Secretary     Since 1984    Partner of the law firm of          N/A           N/A
  III One Logan                                   Drinker Biddle & Reath LLP.
  Square 18th and
  Cherry Streets
  Philadelphia, PA
  19103-6996
  Age: 59

                                                                                   Number of
                                                                                 Portfolios in
                                         Term of                                   Excelsior
                                        Office and                               Funds Complex     Other
                          Position(s)   Length of                                 Overseen by  Directorships
  Name, Address,         Held with each    Time       Principal Occupation(s)        Board     Held by Board
      Age(1)                Company     Served(2)       During Past 5 Years        Member(3)     Member(4)
  --------------         -------------- ---------- ----------------------------  ------------- -------------
Diane E. McCarthy         Assistant     Since      Partner of the law firm of         N/A           N/A
 One Logan Square         Secretary     February   Drinker Biddle & Reath LLP.
 18th and Cherry Streets                2002
 Philadelphia, PA
 19103-6996
 Age: 50

Julia Babik               Assistant     Since 2001 Employed by SEI Investments        N/A           N/A
 530 East                 Treasurer                since May 1993. Director of
 Swedesford Road                                   Funds Accounting, SEI
 Wayne, PA 19087                                   Investments, since 2000;
 Age: 33                                           Fund Accounting Manager,
                                                   1997-2000.

Timothy D. Barto          Assistant     Since 2001 Employed by SEI Investments        N/A           N/A
 One Freedom              Treasurer                since October 1999. Vice
 Valley Drive                                      President and Assistant
 Oaks, PA 19456                                    Secretary of SEI Investments
 Age: 34                                           since December 1999.
                                                   Associate at Dechert, Price
                                                   & Rhoads (1997-1999).
                                                   Associate at Richter, Miller
                                                   & Finn (1993-1997).

--------
(1) Each director/trustee may be contacted by writing to Excelsior Funds, One Freedom Valley Drive, Oaks, PA 19456.
(2) Each director/trustee shall hold office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of each Company shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with each Company's by-laws.
(3) The Excelsior Funds Complex consists of all registered investment companies (Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust) for which U.S. Trust serves as investment adviser. As of March 31, 2002, the Excelsior Funds Complex consisted of 33 Funds.
(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

For more information regarding the Directors/Trustees and Officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-446-1012.

        Voting Results of Special Meetings of Shareholders: (Unaudited)

  On September 7, 2001 there was a special meeting of the shareholders of Excelsior Funds Trust, at such meeting shareholders of were asked to consider two proposals. The following were the results of the vote by proposal:

    1. To consider and act upon a proposal to elect Messrs. Drake, Gomory, Hall, Lynch, Piel and Wonham as Trustees of Excelsior Funds Trust.

   For the proposal...............................................    74,992,212
   Against the proposal...........................................       104,955
   Abstain........................................................             0

    2. The ratification of the selection of Ernst & Young LLP as independent auditors for Excelsior Funds Trust.

   For the proposal...............................................    74,983,840
   Against the proposal...........................................        51,955
   Abstain........................................................        61,677

  On September 7, 2001 and continued until September 14, 2001, there was a special meeting of the shareholders of Excelsior Funds Inc. and Excelsior Tax-
Exempt Funds, Inc., at such meeting shareholders were asked to consider two proposals. The following were the results of the vote by proposal:

    1. To consider and act upon a proposal to elect Messrs. Drake, Gomory, Hall, Lynch, Piel and Wonham as Trustees of Excelsior Funds, Inc. and
  Excelsior Tax-Exempt Funds, Inc.

   For the proposal............................................... 2,605,422,870
   Against the proposal...........................................    46,506,773
   Abstain........................................................             0

    2. The ratification of the selection of Ernst & Young LLP as independent auditors for Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

   For the proposal............................................... 2,617,069,459
   Against the proposal...........................................    31,498,404
   Abstain........................................................     3,361,780

                      Federal Tax Information: (Unaudited)

  For the year ended March 31, 2002, the designation of long-term capital gain and the percentage of income earned from direct treasury obligations was as follows:

                                                          20% Long-Term Interest
                                                          Capital Gains  Earned
                                                          ------------- --------
   Money Fund............................................        --       6.54%
   Government Money Fund.................................        --      45.78%
   Treasury Money Fund...................................        --      90.77%
   Tax-Exempt Money Fund.................................   $279,359        --
   New York Tax-Exempt Money Fund........................        --         --

  For the year ended March 31, 2002, the percentage of exempt interest dividends paid was approximated as follows:

   Money Fund............................................................    --
   Government Money Fund.................................................    --
   Treasury Money Fund...................................................    --
   Tax-Exempt Money Fund................................................. 99.44%
   New York Tax-Exempt Money Fund........................................ 99.91%

--------------------------------------------------------------------------------

                                                                      AR-MM-0302